Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.27%
Australia–3.64%
Macquarie Group Ltd.	84,158	$12,351,005
Origin Energy Ltd.	2,799,225	22,957,318
		35,308,323
Austria–4.32%
Erste Group Bank AG	207,586	26,988,028
OMV AG	252,102	14,976,806
		41,964,834
Belgium–2.16%
Anheuser-Busch InBev S.A./N.V.	291,424	20,977,576
Canada–7.76%
AltaGas Ltd.	427,543	12,895,524
Great-West Lifeco, Inc.	268,605	12,573,630
Royal Bank of Canada	146,941	24,466,246
Suncor Energy, Inc.	480,824	25,413,949
		75,349,349
China–6.78%
Alibaba Group Holding Ltd.	1,399,800	29,778,748
Contemporary Amperex Technology Co. Ltd.	283,900	17,714,649
Tencent Holdings Ltd.	178,600	13,727,518
Tingyi Cayman Islands Holding Corp.	3,062,000	4,640,859
		65,861,774
Finland–0.95%
UPM-Kymmene OYJ	333,789	9,208,613
France–2.98%
Airbus SE	49,995	11,446,342
Societe Generale S.A.	199,228	17,458,237
		28,904,579
Germany–9.47%
Daimler Truck Holding AG	288,904	13,988,424
Deutsche Telekom AG	570,258	19,136,862
E.ON SE	782,429	16,595,189
Infineon Technologies AG	195,022	9,533,161
Siemens AG	51,449	15,554,582
Vonovia SE	586,142	17,161,810
		91,970,028
Hong Kong–3.24%
AIA Group Ltd.	2,727,000	31,462,690
India–3.93%
HDFC Bank Ltd., ADR(a)	535,510	17,339,814
Reliance Industries Ltd., GDR(b)	343,360	20,841,952
		38,181,766
Italy–5.30%
Coca-Cola HBC AG(c)	307,748	16,713,688
Intesa Sanpaolo S.p.A.	2,851,523	20,187,023
UniCredit S.p.A.	166,625	14,520,706
		51,421,417
Shares		Value
Japan–14.14%
Japan Tobacco, Inc.(a)	507,100	$18,327,437
KDDI Corp.	891,000	15,043,623
Kyoto Financial Group, Inc.	231,100	5,582,985
Mitsubishi UFJ Financial Group, Inc.	1,253,000	22,692,274
Mitsui & Co. Ltd.	773,200	25,256,605
ORIX Corp.	777,900	23,706,807
Sony Group Corp.	398,100	8,777,272
Sumitomo Realty & Development Co. Ltd.	642,400	17,888,900
		137,275,903
Luxembourg–1.72%
ArcelorMittal S.A.	307,932	16,723,176
Mexico–0.97%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	89,828	9,374,450
Netherlands–3.02%
ASR Nederland N.V.	270,518	19,647,896
Koninklijke Philips N.V.	337,908	9,703,301
		29,351,197
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(c)(d)	11,172,332	11
Singapore–1.63%
United Overseas Bank Ltd.	526,100	15,856,199
South Africa–2.01%
Anglo American PLC	420,403	19,493,163
South Korea–3.67%
Samsung Electronics Co. Ltd., GDR(b)	12,921	35,584,434
Spain–5.97%
Banco Bilbao Vizcaya Argentaria S.A.	992,511	25,193,544
Banco Santander S.A.	2,569,214	32,803,885
		57,997,429
Switzerland–4.24%
Nestle S.A.	191,360	18,260,818
Sandoz Group AG	289,289	22,919,159
		41,179,977
Taiwan–3.13%
MediaTek, Inc.	80,000	4,437,643
Taiwan Semiconductor Manufacturing Co. Ltd.	469,000	25,933,778
		30,371,421
United Kingdom–7.44%
BAE Systems PLC	740,799	20,110,425
British American Tobacco PLC	159,524	9,637,421
Croda International PLC	272,086	10,167,822
Standard Chartered PLC	1,263,503	32,328,532
		72,244,200
See accompanying notes which are an integral part of this schedule.
Invesco International Value Fund

Shares		Value
United States–0.80%
Stellantis N.V.	790,006	$7,735,583
Total Common Stocks & Other Equity Interests (Cost $845,490,759)		963,798,092
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.27% (Cost $845,490,759)		963,798,092
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.60%
Invesco Private Government Fund, 3.65%(e)(f)(g)	1,631,692	1,631,692
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(e)(f)(g)	4,238,121	$4,239,392
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,871,084)		5,871,084
TOTAL INVESTMENTS IN SECURITIES—99.87% (Cost $851,361,843)		969,669,176
OTHER ASSETS LESS LIABILITIES–0.13%		1,256,815
NET ASSETS–100.00%		$970,925,991
Investment Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $56,426,386, which represented 5.81% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$906,399	$16,103,146	$(17,009,545)	$-	$-	$-	$8,957
Invesco Treasury Portfolio, Institutional Class	1,683,306	29,905,843	(31,589,149)	-	-	-	16,466
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,807,697	42,912,572	(64,088,577)	-	-	1,631,692	73,852*
Invesco Private Prime Fund	59,362,562	69,673,675	(124,796,845)	143	(143)	4,239,392	200,960*
Total	$84,759,964	$158,595,236	$(237,484,116)	$143	$(143)	$5,871,084	$300,235

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$35,308,323	$—	$35,308,323
Austria	—	41,964,834	—	41,964,834
Belgium	—	20,977,576	—	20,977,576
Canada	75,349,349	—	—	75,349,349
China	—	65,861,774	—	65,861,774
Finland	—	9,208,613	—	9,208,613
France	—	28,904,579	—	28,904,579
Germany	—	91,970,028	—	91,970,028
Hong Kong	—	31,462,690	—	31,462,690
India	38,181,766	—	—	38,181,766
Italy	—	51,421,417	—	51,421,417
Japan	—	137,275,903	—	137,275,903
Luxembourg	—	16,723,176	—	16,723,176
Mexico	9,374,450	—	—	9,374,450
Netherlands	—	29,351,197	—	29,351,197
Russia	—	—	11	11
Singapore	—	15,856,199	—	15,856,199
South Africa	—	19,493,163	—	19,493,163
South Korea	35,584,434	—	—	35,584,434
Spain	—	57,997,429	—	57,997,429
Switzerland	—	41,179,977	—	41,179,977
Taiwan	—	30,371,421	—	30,371,421
United Kingdom	—	72,244,200	—	72,244,200
United States	—	7,735,583	—	7,735,583
Money Market Funds	—	5,871,084	—	5,871,084
Total Investments	$158,489,999	$811,179,166	$11	$969,669,176
Invesco International Value Fund